RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES

Name of Related Party	Relationship to the Company
Choo Keam Hui	The Company’s former director and one of the directors of Starbox Berhad
Zenapp Sdn Bhd (“Zenapp”)	An entity controlled by Choo Keam Hui prior to September 20, 2021
Bizguide Corporate Service Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
KH Advisory Sdn Bhd	An entity controlled by Khoo Kien Hoe, the CFO and executive director of Starbox Group
VE Services	An entity controlled by Choo Teck Hong, one of the Company’s beneficial shareholders, a director of Starbox Berhad, and a sibling of Choo Keam Hui
Chan Chee Hong	Director, chief executive officer, and shareholder of One Eighty Ltd and 180 Degrees
Chan Foong Ming	Sister of Chan Chee Hong and director of Media Elements
180 Degrees Strategic Communications Sdn Bhd	An entity controlled by Chan Chee Hong
181 Degree Holding Sdn Bhd	An entity controlled by Chan Chee Hong
Infinity Elements Sdn Bhd	An entity controlled by Chan Foong Ming

SCHEDULE OF DUE FROM A RELATED PARTY

Due from related parties consisted of the following:

Name	March 31, 2024	September 30, 2023
181 Degree Holding Sdn Bhd	$21	$-
Chan Foong Ming	-	1,094
Chan Chee Hong	-	45,000
Infinity Elements Sdn Bhd	43,374	66,187

Total	$43,395	$112,281

SCHEDULE OF DUE TO RELATED PARTIES

Due to related parties consisted of the following:

Name	March 31, 2024	September 30, 2023
Bizguide Corporate Service Sdn Bhd	$27	$1,892
KH Advisory Sdn Bhd	-	937
180 Degrees Strategic Communications Sdn Bhd	135,046	132,774
181 Degree Holding Sdn Bhd	-	5,965
Chan Foong Ming	65,627	-
Choo Keam Hui	38,398	-
Chan Chee Hong	-	105,268
Total	$239,098	$246,836